Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date of June 30, 2021 through November 10, 2021, the date on which the consolidated financial statements were issued.

On July 2, 2021, the Company closed its initial public offering (“IPO”) of 6,200,000 Class A ordinary shares. The Class A ordinary shares were priced at $6.00 per share, and the offering was conducted on a firm commitment basis. The Company received an aggregate amount of $34,839,398 representing payment in full to the Company of the purchase price for 6,200,000 shares in the aggregate amount of $37,200,000 less underwriting discounts and expenses pursuant to the underwriting agreement dated June 30, 2021.

Because of the significant uncertainties surrounding the COVID-19 pandemic and a possible new wave of infections, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time. The COVID-19 pandemic has prompted the Company to accelerate its online business development. The COVID-19 pandemic, in some degree, slowed down the Company’s collection of accounts receivable, but the Company has made every effort to collect its accounts receivable. As of October 22, 2021, the Company had collected $10,381,816, or 40.65%, of the net accounts receivable balance as of June 30, 2021.

On August 10, 2021, the Company repaid a one-year bank loan of RMB2,000,000 (equivalent to $309,698) with Xiamen Bank with an annual interest rate of 5.22%, which was guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.

On September 17, 2021, the Company repaid the loan of RMB10,000,000 (equivalent to $1,548,491) from Industrial Bank Co., Ltd, with the collections of receivables due from customers.

On October 29, 2021, the Company repaid the one-year bank loan of RMB7,000,000 (equivalent to $1,083,944) with Xiamen International Bank with an annual interest rate of 8%, which was guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company and his spouse.